Share-based payments - Fair value of options granted (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) Y	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£) £ / shares
Share-based payments
Weighted average fair value per option of options granted | £	£ 31.97	£ 31.97	£ 31.97	£ 6.70
Average share price at date of grant | £ / shares		£ 492.42		£ 40.36
Expected volatility (%)			50.00%	50.00%
Vesting period in years	4		4	1
Option life in years			4.25	4.00
Risk-free interest rate (%)			0.28%	(0.13%)